Document and Entity Information - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Class of Stock [Line Items]
Common Stock, Shares, Issued	100,784,422	100,435,210
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Registrant Name	TEEKAY CORP
Entity Central Index Key	0000911971
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	100,784,422